Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2012
2GIG [Member]
Carrying Amount of Assets and Liabilities

The following table summarizes the carrying amount of 2GIG’s assets and liabilities, before intercompany eliminations (in thousands):

Predecessor
December 31, 2011
Cash	$1,007
Accounts receivable	5,042
Inventories, net	9,641
Other assets	170

Total current assets	15,860
Property and equipment, net	985
Long-term investments and other assets	65

Total assets	$16,910

Accounts payable and accrued liabilities	$10,056
Customer deposits	6,987

Total liabilities	$17,043

Solar [Member]
Carrying Amount of Assets and Liabilities

The following table summarizes the carrying amount of Solar’s assets and liabilities, before intercompany eliminations (in thousands):

Predecessor
December 31, 2011
Cash	$84
Accounts receivable, net	2
Inventories, net	1,327
Other assets	5,086

Total current assets	6,499
Subscriber contract costs, net	2,007
Restricted cash	1,348

Total assets	$9,854

Accounts payable and accrued liabilities	$238

Total current liabilities	238
Note payable to Vivint, Inc.	5,000